Mortgage Servicing Rights, Net - Summary of Key Unobservable Inputs Used in Determining the Fair Value (Detail) - Mortgage Servicing Rights - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Minimum
Servicing Assets at Fair Value [Line Items]
Discount rates	9.00%	9.00%
Annual prepayment speeds	8.80%	8.20%
Cost of servicing	$ 75	$ 90
Maximum
Servicing Assets at Fair Value [Line Items]
Discount rates	14.50%	14.50%
Annual prepayment speeds	42.20%	30.80%
Cost of servicing	$ 126	$ 138